U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, Wisconsin 53202
January 3, 2024
VIA EDGAR TRANSMISSION
Securities and Exchange Commission
100 F. Street, N.E.
Washington, DC 20549
Re:Managed Portfolio Series (the “Trust”)
File Nos.: 333-172080 and 811-22525
Dear Sir or Madam:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and pursuant to the
Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust on behalf of its series, the ATAC Rotation Fund, (the “Fund”), hereby certifies that the form of
Prospectus and Statement of Additional Information that would have been filed under Rule
497(b) or (c) would not have differed from that contained in the most recent amendment for the
Fund dated December 29, 2024, and filed electronically as Post-Effective Amendment No. 618 under the 1933 Act, and Amendment No. 619, under the 1940 Act to the Trust’s Registration
Statement on Form N-1A on December 20, 2024 (Accession No. 0000894189-24-007520).
If you have any questions or require further information, do not hesitate to contact me at
341-444-8827 or jason.venner@usbank.com.
Sincerely,
/s/ Jason Venner
Jason Venner
Secretary of Managed Portfolio Series
cc:  Michael P. O’Hare, Esq., Stradley Ronon Stevens & Young, LLP.